UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Trafelet Capital Management, L.P.

Address:   590 Madison Ave
           39th Floor
           New York, NY 10022


Form 13F File Number: 28-12508


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeff Faber
Title:  Chief Financial Officer
Phone:  (212) 201-7856

Signature,  Place,  and  Date  of  Signing:

/s/ Jeff Faber                     New York, NY                       5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      463,667
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     28-10829              Trafelet & Company Advisors, LLC
----  --------------------  ----------------------------------------------------
2     28-10380              Trafelet & Company, LLC
----  --------------------  ----------------------------------------------------
3     28-13170              Remy W. Trafelet
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADA ES INC                 COM              005208103   13,930   637,544 SH       DEFINED    1,2,3      637,544      0    0
ALCATEL-LUCENT             SPONSORED ADR    013904305   13,944 2,400,000 SH       DEFINED    1,2,3    2,400,000      0    0
APPLE INC                  COM              037833100   17,425    50,000 SH       DEFINED    1,2,3       50,000      0    0
ATLAS ENERGY LP            COM UNITS LP     04930A104   37,830 1,693,360 SH       DEFINED    1,2,3    1,693,360      0    0
ATLAS PIPELINE PARTNERS LP UNIT L P INT     049392103   20,700   600,000 SH       DEFINED    1,2,3      600,000      0    0
ATMEL CORP                 COM              049513104   28,462 2,088,200 SH       DEFINED    1,2,3    2,088,200      0    0
ATMEL CORP                 COM              049513104   34,075 2,500,000 SH  CALL DEFINED    1,2,3    2,500,000      0    0
CEDAR FAIR L P             DEPOSITRY UNIT   150185106   28,924 1,506,460 SH       DEFINED    1,2,3    1,506,460      0    0
IESI BFC LTD               COM              44951D108    3,806   150,000 SH       DEFINED    1,2,3      150,000      0    0
ISHARES TR                 RUSSELL 2000     464287655   42,085   500,000 SH  PUT  DEFINED    1,2,3      500,000      0    0
MAGNUM HUNTER RES CORP DEL COM              55973B102   39,046 4,556,106 SH       DEFINED    1,2,3    4,556,106      0    0
NATIONAL OILWELL VARCO INC COM              637071101   23,526   296,786 SH       DEFINED    1,2,3      296,786      0    0
POWERWAVE TECHNOLOGIES INC COM              739363109    2,255   500,000 SH       DEFINED    1,2,3      500,000      0    0
SIX FLAGS ENTMT CORP NEW   COM              83001A102    7,488   104,000 SH       DEFINED    1,2,3      104,000      0    0
SPDR SERIES TRUST          S&P OILGAS EXP   78464A730   96,630 1,500,000 SH  PUT  DEFINED    1,2,3    1,500,000      0    0
TNS INC                    COM              872960109    2,165   139,051 SH       DEFINED    1,2,3      139,051      0    0
VIRGIN MEDIA INC           COM              92769L101   18,667   671,715 SH       DEFINED    1,2,3      671,715      0    0
WELLS FARGO & CO NEW       *W EXP 10/28/201 949746119    6,738   597,087 SH       DEFINED    1,2,3      597,087      0    0
WELLS FARGO & CO NEW       COM              949746101   20,612   650,000 SH       DEFINED    1,2,3      650,000      0    0
WESTERN LIBERTY BANCORP    COM              961443108    3,626   906,545 SH       DEFINED    1,2,3      906,545      0    0
ZAGG INCORPORATED          COM              98884U108    1,733   230,769 SH       DEFINED    1,2,3      230,769      0    0


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